Label	Element	Value
Prospectus: [Table]	rr_ProspectusTable
Document Type	dei_DocumentType	N-1A/A
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 23, 2023
Entity Registrant Name	dei_EntityRegistrantName	DRIVEWEALTH ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001954014
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 20, 2023
Document Effective Date	dei_DocumentEffectiveDate	Mar. 20, 2023
Prospectus Date	rr_ProspectusDate	Mar. 20, 2023
DriveWealth ICE 100 Index ETF | DriveWealth ICE 100 Index ETF
Prospectus: [Table]	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	CETF